Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories
(13)	Inventories

Details of inventories at 31 December 2024 and 2023 are as follows:

	Thousands of Euros
	31/12/2024	31/12/2023 (*)
Goods for resale	164,624	167,894
Raw materials and supplies	955,503	1,092,301
Work in progress and semi-finished goods	1,405,231	1,210,085
Finished goods	1,034,740	1,012,119
	3,560,098	3,482,399

(*) Restated figures (Note 2.d)

Movement in the inventory provision was as follows:

	Thousands of Euros
	31/12/2024	31/12/2023	31/12/2022
Balance at 1 January	123,656	84,740	158,724
Net charge for the year	22,711	57,041	(66,647)
Cancellations for the year	(133)	(15,985)	(12,155)
Translation differences	4,198	(2,140)	4,818
Balance at 31 December	150,432	123,656	84,740